Summary of Future Minimum Payments Receivable Under Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Net investment in finance leases, 2021	$ 95,110
Net investment in finance leases, 2022	83,662
Net investment in finance leases, 2023	70,953
Net investment in finance leases, 2024	65,660
Net investment in finance leases, 2025 and thereafter	539,773
Net investment in finance leases, Total future minimum lease payments receivable	855,158	$ 385,589
Container leaseback financing receivable, 2021	38,453
Container leaseback financing receivable, 2022	38,453
Container leaseback financing receivable, 2023	38,453
Container leaseback financing receivable, 2024	37,027
Container leaseback financing receivable, 2025 and thereafter	232,262
Container leaseback financing receivable, Total future minimum lease payments receivable	384,648	$ 377,917
Future minimum lease payments receivable, 2021	133,563
Future minimum lease payments receivable, 2022	122,115
Future minimum lease payments receivable, 2023	109,406
Future minimum lease payments receivable, 2024	102,687
Future minimum lease payments receivable, 2025 and thereafter	772,035
Total future minimum lease payments receivable	$ 1,239,806